Segment Information - Summary of Segment Reporting (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	$ 62,347,281	$ 36,259,046	$ 28,637,977
Reconciliation—effect from restatement in constant currency	11,320,865	26,567,775	43,441,317
Revenue	73,668,146	62,826,821	72,079,294
Cost of sales before effect from restatement in constant currency	38,702,101	22,781,664	19,290,640
Reconciliation—effect from restatement in constant currency	11,682,020	21,031,225	33,095,403
Cost of sales	50,384,121	43,812,889	52,386,043
Reconciliation - effect from restatement in constant currency	1,180,485	2,343,532	3,528,235
Selling administrative and other expenses	6,119,282	4,992,327	5,651,247
Depreciation and amortization expense	5,817,250	5,849,457	5,517,403
Reconciliation - effect from restatement in constant currency	4,070,901	4,582,170	4,530,949
Reconciliation - Effect from restatement in constant currency	(1,541,640)	3,193,018	6,817,679
Net revenues less cost of sales, selling and administrative expenses, and other gains and losses	17,164,743	14,021,605	14,042,003
Tax on debits and credits to bank accounts	(742,448)	(738,656)	(829,851)
Loss from interest in companies		(609,489)
Financial results (loss), net	42,483	1,611,705	(3,121,499)
Income tax	(9,967,806)	(3,416,654)	(3,320,921)
Net profit for the year from discontinued operations	0	7,741,194	1,539,990
NET PROFIT FOR THE YEAR	6,344,124	17,180,357	8,309,721
Cement Segment [member]
Disclosure of operating segments [line items]
Asset Impairment	(152,848)
Rail Services Segment [member]
Disclosure of operating segments [line items]
Asset Impairment		(1,184,059)
Aggregates Segment [member]
Disclosure of operating segments [line items]
Asset Impairment		(245,289)
Operating segments [member]
Disclosure of operating segments [line items]
Selling administrative and other expenses before effect from restatement in constant currency	4,938,797	2,648,795	2,123,013
Depreciation and amortization expense before effect from restatement in constant currency	1,746,349	1,267,287	986,454
Net revenues less cost of sales selling administrative expenses and other gains and losses before effect from restatement in constant currency	18,706,383	10,828,587	7,224,324
Operating segments [member] | Cement masonry cement and lime segment [member]
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	55,792,874	33,127,520	24,006,607
Cost of sales before effect from restatement in constant currency	32,500,945	19,192,151	15,250,255
Selling administrative and other expenses before effect from restatement in constant currency	4,197,058	2,380,026	1,770,540
Depreciation and amortization expense	1,336,560	801,603	721,976
Net revenues less cost of sales selling administrative expenses and other gains and losses before effect from restatement in constant currency	19,094,871	11,555,343	6,985,812
Operating segments [member] | Concrete Segment [member]
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	4,464,045	1,799,175	3,953,907
Cost of sales before effect from restatement in constant currency	4,558,508	2,291,800	3,761,272
Selling administrative and other expenses before effect from restatement in constant currency	53,122	30,491	119,696
Depreciation and amortization expense	66,112	188,627	61,987
Net revenues less cost of sales selling administrative expenses and other gains and losses before effect from restatement in constant currency	(147,585)	(523,116)	72,939
Operating segments [member] | Rail Services Segment [member]
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	5,078,130	3,088,837	2,981,609
Cost of sales before effect from restatement in constant currency	4,813,326	3,031,098	2,610,253
Selling administrative and other expenses before effect from restatement in constant currency	543,948	168,615	181,658
Depreciation and amortization expense	305,121	250,098	183,342
Net revenues less cost of sales selling administrative expenses and other gains and losses before effect from restatement in constant currency	(279,144)	(110,876)	189,698
Operating segments [member] | Aggregates Segment [member]
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	960,039	356,863	498,112
Cost of sales before effect from restatement in constant currency	920,621	439,325	525,504
Selling administrative and other expenses before effect from restatement in constant currency	11,134	(1,247)	(7,733)
Depreciation and amortization expense	33,478	22,533	18,879
Net revenues less cost of sales selling administrative expenses and other gains and losses before effect from restatement in constant currency	28,284	(81,215)	(19,659)
Operating segments [member] | All other segments [member]
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	381,820	173,917	157,252
Cost of sales before effect from restatement in constant currency	238,328	114,556	102,866
Selling administrative and other expenses before effect from restatement in constant currency	133,535	70,910	58,852
Depreciation and amortization expense	5,078	4,426	270
Net revenues less cost of sales selling administrative expenses and other gains and losses before effect from restatement in constant currency	9,957	(11,549)	(4,466)
Segment-to-segment deletions [member]
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	(4,329,627)	(2,287,266)	(2,959,510)
Cost of sales before effect from restatement in constant currency	$ (4,329,627)	$ (2,287,266)	$ (2,959,510)